Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal:
Current					$ 0	$ 0	$ 0
Deferred					0	0	0
Provision for federal income taxes					0	0	0
State:
Current					2,156	0	0
Deferred					108	0	0
Provision for state income taxes	$ 1,488	$ 915	$ 3,903	$ 915	$ 2,264	$ 0	$ 0